Other Commitments and Contingencies	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Other commitments and contingencies	OTHER COMMITMENTS AND CONTINGENCIES
Assets pledged

(in thousands of $)	September 30, 2022	December 31, 2021
Book value of vessels secured against loans (1)	1,127,677	1,242,342
(1) This excludes the Gimi which is classified as “Assets under development” (see note 15) and secured against its specific debt facility (note 18).

Corporate RCF

As of September 30, 2022, the Corporate RCF was secured by a pledge against our NFE Shares. We are permitted under the terms of the facility, to release a portion of the pledged NFE Shares in accordance with the prescribed loan to value ratio based on the then-current market value of such NFE Shares. In November 2022, the Corporate RCF was canceled and the pledge against our NFE shares was released.

Capital Commitments

Gandria
We have agreed contract terms for the conversion of the Gandria to a FLNG. The Gandria is currently in lay-up awaiting delivery to Keppel Shipyard for conversion. The shipyard conversion agreement is subject to certain payments and lodging of a full Notice to proceed. We have also provided a guarantee to cover the sub-contractor's obligations in connection with the conversion of the vessel.

UK tax lease benefits

As described under note 29 in our audited consolidated financial statements filed with our 2021 Annual Report, during 2003 we entered into six UK tax leases. Under the terms of the leasing arrangements, the benefits are derived primarily from the tax depreciation assumed to be available to the lessors as a result of their investment in the vessels. As is typical in these leasing arrangements, as the lessee we were obligated to maintain the lessor’s after-tax margin. The UK tax authorities (“HMRC”) have been challenging the use of similar lease structures and had engaged in litigation of a test case. In 2021, we reached a settlement with HMRC and in April 2022, we settled our liability to the HMRC in full, resulting in a payment of $66.4 million, inclusive of fees.